Significant Events - Investment in and Acquisition by TransAlta Renewables of the Canadian Assets (Details)	Nov. 09, 2017 CAD	Jan. 06, 2016 CAD shares CAD / shares MW	Dec. 31, 2016 shares	Nov. 30, 2016 CAD	Mar. 17, 2016 shares	Dec. 31, 2015 shares
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares			38,600,000		1,824,620.00	38,600,000
Transfer of equity from non-controlling interests				CAD 38,000,000
TransAlta Renewables | Canadian Assets
Disclosure of detailed information about business combination [line items]
Aggregate value of business combination		CAD 540,000,000		520,000,000
Capacity of facility (in megawatts) | MW		611
Cash paid		CAD 173,000,000
Common shares issued (in shares) | shares		15,640,583
Value of common shares issued		CAD 152,000,000
Subscription receipts (in shares) | shares		17,692,750
Price per subscription receipt		CAD 9.75
Number of shares received per subscription receipt (in shares) | shares		1
Dividend per subscription receipt (in CAD per share) | CAD / shares		CAD 0.07
Number of shares issued | shares		17,692,750
Dividends paid, ordinary shares		CAD 1,000,000
Share issue related cost		8,000,000
Effect of share issuance cost on income cost		2,000,000
Working capital and certain capital spares acquired				CAD 19,000,000
Convertible unsecured debenture | TransAlta Renewables | Canadian Assets
Disclosure of detailed information about business combination [line items]
Convertible senior subordinated debenture issued		CAD 215,000,000
Repayments of bonds, notes and debentures	CAD 218,000,000
Payment of accrued interest	CAD 3,000,000